Subsequent Events (Details) - USD ($) shares in Thousands, $ in Thousands	Jan. 15, 2019	Mar. 18, 2019	Dec. 31, 2018
Subsequent Events
Long-term Debt			$ 390,778
Subsequent Event
Subsequent Events
Repayments of Debt	$ 2,000
Stock Repurchased During Period, Shares	7,143
Debt Instrument, Repurchase Amount	$ 2,000
Long-term Debt	$ 40,000
Subsequent Event | Ivy Credit Agreement with a maturity date of April 2020 | Revolving credit facility
Subsequent Events
Interest rate (as a percent)		16.75%